Cover	Mar. 10, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2023
Entity File Number	001-36332
Entity Registrant Name	SYNCHRONOSS TECHNOLOGIES, INC.
Entity Central Index Key	0001131554
Entity Tax Identification Number	20-1968197
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Crossing Boulevard
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	866
Local Phone Number	620-3940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.0001 par value
Trading Symbol	SNCR
Security Exchange Name	NASDAQ
8.375% Senior Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	8.375% Senior Notes due 2026
Trading Symbol	SNCRL
Security Exchange Name	NASDAQ